Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 12 – Fair Value of Financial Instruments

The following summarizes the Company’s derivative financial liabilities that are recorded at fair value on a recurring basis at December 31, 2020 and 2019.

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$807,692	$807,682

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,488,423	$1,488,423